Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit	₩ 1,005,276	₩ 1,846,059	₩ 3,585,957
Adjustments for:
Depreciation	3,530,770	3,346,461	3,204,744
Amortization	453,689	498,193	488,835
Finance income	(3,476,227)	(1,850,756)	(1,943,661)
Finance costs	3,202,268	2,179,233	2,532,735
Income tax expense	320,954	789,367	461,534
Gain on disposal of property, plant and equipment	(26,533)	(9,387)	(18,502)
Loss on disposal of property, plant and equipment	85,149	125,823	111,082
Impairment loss on property, plant and equipment	608,122	275,846	213,183
Gain on disposal of intangible assets	(8,570)	(401)	(291)
Gain on disposal of investments in subsidiaries, associates and joint ventures	(14,235)	(197,088)	(13,904)
Loss on disposal of investments in subsidiaries, associates and joint ventures	73,428	18,843	12,400
Share of profit of equity-accounted investees	256,458	(269,678)	(676,260)
Expenses related to post-employment benefits	246,484	206,614	228,611
Increase to provisions	217,174	160,880	289,915
Impairment loss on trade and other receivables	185,129	265,914	34,615
Loss on valuation of inventories	77,832	309,317	259,678
Impairment loss on goodwill and intangible assets	47,993	129,907	370,663
Gain on disposals of assets held for sale	(4,801)	(1,312)	(55,262)
Loss on disposal of assets held for sale	33,943	103,366	3,964
Gain on insurance claim	(157,552)	(7,682)	(236,344)
Others, net	11,797	(43,415)	28,674
Adjustments to reconcile profit (loss) other than changes in working capital	5,663,272	6,030,045	5,296,409
Changes in operating assets and liabilities	261,841	(1,087,529)	(368,489)
Interest received	570,769	447,621	249,751
Interest paid	(1,028,654)	(1,038,005)	(560,766)
Dividends received	744,857	696,941	757,502
Income taxes paid	(553,706)	(727,437)	(2,773,599)
Net cash provided by operating activities	6,663,655	6,167,695	6,186,765
Cash flows from investing activities
Acquisitions of short-term financial instruments	(15,835,323)	(39,830,719)	(89,327,182)
Proceeds from disposal of short-term financial instruments	19,501,852	40,174,440	91,539,884
Acquisitions of long-term financial instruments	(3,791)	(5,362)	(21,638)
Increase in loans	(820,248)	(1,238,668)	(1,087,409)
Collection of loans	784,616	1,369,763	1,086,964
Acquisitions of securities	(1,144,352)	(380,744)	(493,054)
Proceeds from disposal of securities	1,210,011	142,791	332,724
Acquisitions of investment in associates and joint ventures	(301,816)	(417,603)	(518,158)
Proceeds from disposal of investment in associates and joint ventures	45,185	142,316	169,365
Acquisitions of property, plant and equipment	(7,669,700)	(6,733,289)	(4,927,586)
Proceeds from (payment for) disposal of property, plant and equipment	44,189	(11,895)	864
Acquisitions of investment property	(3,883)	(56,043)	(1,561)
Proceeds from disposal of investment property	418	707	23,401
Acquisitions of intangible assets	(492,785)	(481,882)	(492,873)
Proceeds from disposal of intangible assets	11,711	30,328	7,748
Proceeds from disposal of assets held for sale	10,307	4,850	111,488
Collection of lease receivables	31,136	52,657	54,614
Cash outflows due to business combinations, net of cash acquired	0	(150,201)	(901,223)
Cash inflow from insurance claim	157,278	7,682	236,344
Others, net	(11,588)	(7,352)	(12,583)
Net cash used in investing activities	(4,486,783)	(7,388,224)	(4,219,871)
Cash flows from financing activities
Proceeds from borrowings	5,899,541	7,817,217	4,553,746
Repayment of borrowings	(7,532,911)	(4,461,114)	(4,138,054)
Proceeds from (repayment of) short-term borrowings, net	(217,759)	(2,524,077)	1,764,569
Payment of cash dividends	(844,195)	(815,451)	(1,218,405)
Repayment of hybrid bonds	0	(340,000)	0
Payment of interest of hybrid bonds	0	(10,043)	(16,494)
Capital contribution from non-controlling interests and proceeds from disposal of subsidiary while maintaining control	513,710	299,342	577,330
Capital deduction from non-controlling interests and additional acquisition of interests in subsidiaries	(19,080)	(9,721)	(16,336)
Repayment of lease liabilities	(195,367)	(222,829)	(268,082)
Acquisition of treasury shares	(92,311)	0	0
Others, net	186,639	88,083	81,134
Net cash provided by (used in) financing activities	(2,301,733)	(178,593)	1,319,408
Effect of exchange rate fluctuation on cash held	221,880	16,719	(8,740)
Net increase (decrease) in cash and cash equivalents	97,019	(1,382,403)	3,277,562
Cash and cash equivalents at beginning of the period	6,670,879	8,053,282	4,775,720
Cash and cash equivalents at end of the period	₩ 6,767,898	₩ 6,670,879	₩ 8,053,282